INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories consist of the following:
	As of
	March 31, 2023	December 31, 2022

Finished goods	$45,423	$46,277
Inventories consist of the following:
	As of December 31,
	2022	2021
Finished goods	$46,277	$375,535